Capital Management - Summary of Company Capital (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Secured notes payable	$ 374,706	$ 299.9	$ 378,869	$ 299.9
Dunebridge revolving credit facility	31,813		0
Share capital	631,498		631,224
Share-based payments reserve	6,820		6,111
Deficit	(565,952)		(302,523)
Shareholder equity and other equity interest	$ 478,885		$ 713,681